Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance, value at Oct. 31, 2021	$ 15,372	$ 752,338	$ 159	$ (862,229)	$ (94,360)
Balance, shares at Oct. 31, 2021	153,726,000
Net loss				(75,321)	(75,321)
Capital contribution due to forgiveness of debt from officer/principal shareholder		137,049			137,049
Foreign currency translation			3,173		3,173
Balance, value at Jul. 31, 2022	$ 15,372	889,387	3,332	(937,550)	(29,459)
Balance, shares at Jul. 31, 2022	153,726,000
Balance, value at Apr. 30, 2022	$ 15,372	752,338	3,275	(903,908)	(132,923)
Balance, shares at Apr. 30, 2022	153,726,000
Net loss				(33,642)	(33,642)
Capital contribution due to forgiveness of debt from officer/principal shareholder		137,049			137,049
Foreign currency translation			57		57
Balance, value at Jul. 31, 2022	$ 15,372	889,387	3,332	(937,550)	(29,459)
Balance, shares at Jul. 31, 2022	153,726,000
Balance, value at Oct. 31, 2022	$ 15,372	889,387	3,332	(971,550)	(63,459)
Balance, shares at Oct. 31, 2022	153,726,000
Net loss				(463,548)	(463,548)
Common Stock issued for cash in private placements	$ 67	534,933			535,000
Common Stock issued for cash in private placements, shares	668,750
Capital contribution due to forgiveness of debt from officer/principal shareholder
Balance, value at Jul. 31, 2023	$ 15,439	1,424,320	3,332	(1,435,098)	7,993
Balance, shares at Jul. 31, 2023	154,394,750
Balance, value at Apr. 30, 2023	$ 15,439	1,424,320	3,332	(1,302,255)	140,836
Balance, shares at Apr. 30, 2023	154,394,750
Net loss				(132,843)	(132,843)
Balance, value at Jul. 31, 2023	$ 15,439	$ 1,424,320	$ 3,332	$ (1,435,098)	$ 7,993
Balance, shares at Jul. 31, 2023	154,394,750